Long-Term Debt, net - Maturities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Scheduled maturities of long-term debt
June 30, 2019	$ 134,861
June 30, 2020	141,594
June 30, 2021	143,283
June 30, 2022	138,612
June 30, 2023	143,161
June 30, 2024	1,569,787
Total long-term debt	2,271,298
Debt refinancing discussion
Default of principal repayment	37,589
Other income/(expenses), net
Debt refinancing discussion
Professional fees related to refinancing discussions with lenders	29,700	$ 5,200
Fixed principal repayments
Scheduled maturities of long-term debt
June 30, 2019	114,606
June 30, 2020	113,360
June 30, 2021	118,852
June 30, 2022	105,927
June 30, 2023	85,222
June 30, 2024	35,879
Total long-term debt	573,846
Variable principal payments
Scheduled maturities of long-term debt
June 30, 2019	20,255
June 30, 2020	28,234
June 30, 2021	24,431
June 30, 2022	32,685
June 30, 2023	57,939
June 30, 2024	89,610
Total long-term debt	253,154
Final Payments due by June 30, 2024
Scheduled maturities of long-term debt
June 30, 2024	1,444,298
Total long-term debt	$ 1,444,298